Commitments and Contingencies (Details) $ in Thousands, ¥ in Millions	25 Months Ended
	Oct. 19, 2023 CNY (¥)	Oct. 19, 2023 USD ($)	Feb. 28, 2021
Commitments and Contingencies [Abstract]
Lease term			20 years
Investment loss and liquidated damage	¥ 140	$ 19,816